AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 12 , 2018.

Securities Act Registration No. 333-147999

Investment Company Act Registration No. 811-22153

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 55	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 56	☒

(Check appropriate box or boxes.)

Dunham Funds

(Exact Name of Registrant as Specified in Charter)

10251 Vista Sorrento Parkway, Suite 200
San Diego, CA 92121

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 964-0500

Jeffrey A. Dunham
Dunham Funds
10251 Vista Sorrento Parkway, Suite 200
San Diego, CA 92121

(Name and Address of Agent for Service)

With copy to:

Robert A. Robertson

Dechert LLP

650 Town Center Drive, Suite 700

Costa Mesa. California 92626

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

	☒	Immediately upon filing pursuant to paragraph (b)

	☐	On [date] pursuant to paragraph (b)

	☐	60 days after filing pursuant to paragraph (a)(1)

	☐	On [date] pursuant to paragraph (a)(1)

	☐	75 days after filing pursuant to paragraph (a)(2)

	☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Costa Mesa, State of California, on the 12 th day of July 2018.

DUNHAM FUNDS

By:	/s/ Robert A. Robertson
Robert Robertson
Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 12 th day of July 2018.

Signature	Title

Jeffrey A. Dunham*	Trustee, President and Principal Executive Officer

Denise S. Iverson*	Treasurer and Principal Financial Officer

Timothy M. Considine*	Trustee

Henry R. Goldstein*	Trustee

Paul A. Rosinack*	Trustee

*By:	/s/Robert A. Robertson
Robert A. Robertson
Attorney-in-Fact
July 12 , 2018

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase